Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Analysis Of Other Comprehensive Income By Item [Abstract]
Derivative financial instruments designated as cash flow hedges	$ 69	$ 71
Foreign currency translation adjustment	(61)	(37)
Accumulated other comprehensive income (loss)	$ 8	$ 34